Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	Central Puerto S.A.
Entity Central Index Key	0001717161
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2021
Entity Filer Category	Accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Common Stock Shares Outstanding	1,514,022,256
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-38376
Entity Incorporation State Country Code	C1
Entity Address Address Line 1	Avenida Thomas Edison 2701
Entity Address Address Line 2	C1104BAB
Entity Address City Or Town	Buenos Aires
Entity Address Country	AR
Country Region	+54
City Area Code	11
Icfr Auditor Attestation Flag	true
Auditor Name	PISTRELLI, HENRY MARTIN Y ASOCIADOS S.R.L.
Auditor Location	Buenos Aires, Argentina
Auditor Firm Id	1449
Local Phone Number	4317-5900
Security 12b Title	American Depositary Shares, each representing 10 common shares of Central Puerto S.A.*
Trading Symbol	CEPU
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	Avenida Thomas Edison 2701
Entity Address Address Line 2	C1104BAB
Entity Address City Or Town	Buenos Aires
Entity Address Country	AR
Auditor Name	PISTRELLI, HENRY MARTIN Y ASOCIADOS S.R.L.
Auditor Location	Buenos Aires, Argentina
Contact Personnel Email Address	inversores@centralpuerto.com
Contact Personnel Name	Enrique Terraneo